Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of earnings per share

	2019	2018	2017
Result for the period (in USD)	112,230,267	(110,069,928)	1,382,530
Weighted average number of ordinary shares	216,029,171	191,994,398	158,166,534
Basic earnings per share (in USD)	0.52	(0.57)	0.01
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2019	2018	2017
Weighted average of ordinary shares outstanding (basic)	216,029,171	191,994,398	158,166,534

Effect of Share-based Payment arrangements	—	—	130,523

Weighted average number of ordinary shares (diluted)	216,029,171	191,994,398	158,297,057

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2017	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2017	159,208,949	1,042,415	158,166,534	158,166,534

On issue at January 1, 2018	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	60,815,764	—	60,815,764	33,823,562
Purchases of treasury shares	—	545,486	(545,486)	(13,917)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(350,000)	350,000	18,219
On issue at December 31, 2018	220,024,713	1,237,901	218,786,812	191,994,398

On issue at January 1, 2019	220,024,713	1,237,901	218,786,812	218,786,812
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	3,708,315	(3,708,315)	(2,757,641)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2019	220,024,713	4,946,216	215,078,497	216,029,171